Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities:
Net income	$ 1,026,318	$ 1,056,583	$ 351,065
Adjustments:
Depreciation of plant and equipment	30,786	18,557	21,326
Amortization of right-of-use assets – operating lease	23,020	22,160	22,536
Gain on disposal of plant and equipment		(6,410)	(2,564)
Expected credit loss allowance of contract assets	23,066	5,792	(52,257)
Expected credit loss allowance of accounts receivable	18,039	(685)	(8,824)
Long service payment (non-cash)	2,572	(2,912)	6,965
Deferred tax	(5,903)	(47,237)	33,653
Change in working capital items:
Change in accounts receivable	839,583	(1,491,327)	(163,389)
Change in contract assets	(109,430)	(122,335)	54,534
Change in deposits	(10,128)	1,282	(1,282)
Change in deferred offering cost	(947,587)
Change in accounts payable	(122,303)	1,124,290	(120,100)
Change in contract liabilities		(34,766)	34,766
Change in operating lease liabilities	2,615	(11,796)	(24,080)
Change in income tax payable	(199,369)	197,581	7,107
Change in amount due to a director	(6,700)	(230,769)	(186,073)
Change in accrued expenses	615,865	62,324	(30,495)
Cash generated from / (used in) operating activities	1,180,444	540,332	(57,112)
Investing activities:
Acquisition for plant and equipment	(41,086)		(22,607)
Proceeds from disposal of plant and equipment		6,410
Cash (used in) / generated from investing activities	(41,086)	6,410	(22,607)
Financing activities:
Issuance of ordinary shares	375,161
Principal payments for finance lease liabilities	(28,735)	(33,910)	(8,645)
Cash generated from / (used in) financing activities	346,426	(33,910)	(8,645)
Net increase / (decrease) in cash at banks	1,485,784	512,832	(88,364)
Cash at banks as of beginning of the year	890,578	377,746	466,110
Cash at banks as of the end of the year	2,376,362	890,578	377,746
Supplemental of Non-Cash Operating Activities
Cash paid for income tax	(475,943)	(32,725)
Cash paid for interest	(800)	(820)	(1,137)
Supplemental of Non-Cash Financing Activities
Lease liabilities arising from obtaining right-of-use assets		25,641
Issuance of ordinary shares in settlement of amount due to director	100
Lease liabilities arising from obtaining right-of-use assets			$ 67,676